Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Income
Loans, including fees	$ 15,725	$ 16,336	$ 17,573
Investment securities:
US Treasury	212	361	397
US Government agencies and corporations	1,315	1,271	1,066
State and political subdivisions	410	321	252
Interest-earning deposits with banks and federal funds sold	185	168	177
Total interest income	17,847	18,457	19,465
Interest Expense
Interest checking and money market accounts	278	299	439
Savings deposits	44	57	171
Time deposits $250,000 and over	69	49	60
Other time deposits	728	948	1,240
Short-term borrowed funds	64	34	160
Long-term debt	550	573	664
Total interest expense	1,733	1,960	2,734
Net interest income	16,114	16,497	16,731
Provision for (recovery of) loan losses	(620)	(389)	28
Net interest income after provision for loan losses	16,734	16,886	16,703
Noninterest Income
Service charges on deposit accounts	1,293	1,467	1,627
Other service fees and commissions	4,117	3,928	3,399
Gain (loss) on sale of securities (includes reclassification of $536, ($2) and ($523) from accumulated comprehensive income in 2015, 2014 and 2013, respectively)	536	(2)	(523)
Income from mortgage loan sales	2,306	1,001	2,113
Other income	458	927	971
Total noninterest income	8,710	7,321	7,587
Noninterest Expense
Salaries and employee benefits	13,186	12,051	12,423
Net occupancy expense	1,139	1,107	1,098
Equipment expense	678	680	734
Data processing costs	734	729	784
Office supplies and printing	217	273	358
Foreclosed real estate expense	853	1,246	1,647
Professional fees and services	594	847	680
Marketing and donations	852	762	728
Electronic banking expense	1,083	939	999
Software amortization and maintenance	578	535	541
FDIC insurance	375	425	518
Other noninterest expense	2,342	2,286	2,484
Total noninterest expense	22,631	21,880	22,994
Income before income taxes	2,813	2,327	1,296
Income taxes (includes reclassification of (($207), $1 and and $222) from accumulated other comprehensive income, respectively)	806	648	342
Net income	2,007	1,679	954
Less: Net income attributable to noncontrolling interest	(592)	(591)	(478)
Net income attributable to Uwharrie Capital Corp	1,415	1,088	476
Dividends on preferred stock			(325)
Net Income available to common shareholders	$ 1,415	$ 1,088	$ 151
Net income per common share
Basic	$ 0.20	$ 0.15	$ 0.02
Diluted	$ 0.20	$ 0.15	$ 0.02
Weighted average common shares outstanding
Basic	7,051,751	7,447,008	7,570,732
Diluted	7,051,751	7,447,008	7,570,732